Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

NOTE 15—Derivative Financial Instruments

Interest Rate Swaps

        On June 27, 2011, the Company entered into an interest rate swap agreement with a notional value of $450.0 million. The objective of the swap is to protect against the variability in expected future cash flows attributable to changes in the benchmark interest rate related to interest payments required under the 2011 Credit Agreement. The interest rate on the debt is subject to change due to fluctuations in the benchmark interest rate of 3-month LIBOR. The structure of the hedge is a three year amortizing interest rate swap based on a 1.17% fixed rate with fixed rate and floating rate payment dates effective July 18, 2011. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

        On December 30, 2008, the Company entered into an interest rate hedge agreement with a notional value of $31.5 million. The objective of the hedge is to protect against the variability in expected future cash flows attributable to changes in the benchmark interest rate related to 62 of the 64 monthly interest payments required under an equipment financing arrangement for a new longwall shield system entered into on October 21, 2008. The interest rate on the debt is subject to change due to fluctuations in the benchmark interest rate of 1-month LIBOR. The structure of the hedge is a 62 month amortizing interest rate swap based on a 1.84% fixed rate with fixed rate and floating rate payment dates effective February 1, 2009. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

Interest Rate Cap

        On June 27, 2011, the Company entered into an interest rate cap agreement related to interest payments required under the 2011 Credit Agreement with a notional value of $255.0 million. The objective of the cap is to protect against the variability in expected future cash flows attributable to changes in the benchmark interest rate above 2.00%. The interest rate on the debt is subject to change due to fluctuations in the benchmark interest rate of 3-month LIBOR. The structure of the hedge is a three year amortizing interest rate cap based on a strike price of 2.00% with fixed rate and floating rate payment dates effective July 7, 2011. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

Natural Gas Hedge

        Revenues derived from the sale of natural gas are subject to volatility based on changes in market prices. In order to reduce the risk associated with natural gas price volatility, on June 7, 2011 the Company entered into a one year swap contract to hedge 4.2 million MMBTUs of natural gas sales beginning in July 2011 and ending June 2012, at a price of $5.00 per MMBTU. The swap agreement will hedge approximately 35% of anticipated natural gas sales from July 2011 through June 2012. The hedge will be settled upon maturity and is being accounted for as a cash flow hedge. Changes in the fair value of the hedge that take place through the date of maturity are reported in accumulated other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transactions affect earnings.

        The following table presents the fair values of the Company's derivative instruments as well as the classification in the Condensed Consolidated Balance Sheets (in thousands). See Note 16 for additional information related to the fair values of our derivative instruments.

	December 31, 2011	December 31, 2010
Asset derivatives designated as cash flow hedging instruments:
Natural gas hedge(1)	$4,050	$—
Interest rate cap(2)	432	—

Total asset derivatives	$4,482	$—

Liability derivatives designated as cash flow hedging instruments:
Interest rate swaps(3)	$5,683	$386

(1)
Included in other current assets.

(2)
$143 thousand is included in other current assets and $289 thousand is included in other long-term assets.

(3)
As of December 31, 2011, $1.8 million is included in other current liabilities and $3.9 million is included in other long-term liabilities. The December 31, 2010 balance was included in other long-term liabilities.

        The following tables present the gains and losses from derivative instruments for the years ended December 31, 2011 and 2010 and their location within the Consolidated Financial Statements (in thousands). The Company utilizes only cash flow hedges that are considered highly effective.

Derivatives designated as cash flow hedging instruments	Gain (loss) recognized in accumulated other comprehensive income, net of tax		Gain (loss) reclassified from accumulated other comprehensive income (loss) to earnings		Gain (loss) recognized in earnings
	For the years ended December 31,		For the years ended December 31,		For the years ended December 31,
	2011	2010	2011	2010	2011	2010
Natural gas hedges(1)	$2,309	$(386)	$2,387	$3,017	$—	$—
Interest rate swaps(2)	(3,294)	(210)	(1,342)	(375)	—	—
Interest rate cap(2)	269	—	—	—	—	—

Total	$(716)	$(596)	$1,045	$2,642	$—	$—

(1)
Amounts recorded in miscellaneous income in the Consolidated Statements of Operations

(2)
Amounts recorded in interest expense in the Consolidated Statements of Operations